13F-HR
				6/30/04

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 June 30, 2004

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut             June 30, 2004

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$40,015

List of Other Included Managers:		None


Name of Issuer       Class         Cussiip      Value (x100Shares
Advanced Medical Opticommon        00763M108    1277        30000
Alcon                common        h01301102    1180        15000
Alliance Data Systemscommon        018581108    1268        30000
American Vanguard    common        030371108    944         28000
Amgen                common        031162100    564         10335
Bard                 common        067383109    1133        20000
BEI Technologies     common        05538p104    1132        40000
C I S C O            common        17275R102    629         26549
CAM Commerce Solutioncommon        131916108    274         16000
Ceradyne             common        156710105    1145        32000
Citigroup            common        172967101    509         10947
Coach-MC             common        189754104    511         11300
Copart               common        217204106    1068        40000
Cyberoptics          common        232517102    779         30000
Dell Computer        common        24702r101    672         18762
EBAY                 common        278642103    1830        19900
Eon Labs             common        29412e100    1146        28000
Exxon Mobil          common        30231G102    574         12930
General Electric     common        369604103    560         17296
Gilead Sciences      common        375558103    522          7796
Harman               common        413086109    1274        14000
Helen of Troy        common        g4388n106    1106        30000
Inamed 12.26         common        453235103    646         10275
Intel                common        458140100    552         20013
Ipayment             common        46262e105    1025        25000
LCA-Vision           common        501803308    1020        35000
Medicis Pharmaceuticacommon        584690309    664         16625
Metals USA           common        591324207    894         50000
Microsoft            common        594918104    552         19345
NVR                  common        62944T105    665          1373
Pfizer               common        717081103    517         15095
Research In Motion   common        760975102    1232        18000
Rogers               common        775133101    1258        18000
Sierra Health        common        826322109    1118        25000
Southwestern Energy  common        845467109    1147        40000
Timken               common        887389104    673         25389
Tyson Foods          common        902494103    517         24700
Ultra Petroleum      common        903914109    1195        32000
Urban Outfitters     common        917047102    1806        29644
UTI Worldwide        common        g87210103    1162        22000
Washington Post      common        939640108    510           548
Western Wireless     common        95988E204    1156        40000
XTO Energy           common        98385X106    517         17350
Yahoo                common        984332106    1092        30000